ACCOUNT RECEIVABLES, NET (Tables)	12 Months Ended
Mar. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES, NET

Accounts receivable, net consisted of the following at March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Accounts receivable	$25,213	-
Less: allowance for doubtful accounts	(17,733)	-
Accounts receivable, net	$7,480	$-

SCHEDULE OF MOVEMENT OF ALLOWANCE FOR DOUBTFUL ACCOUNTS	The movement of allowance for doubtful accounts are as follows:
	March 31, 2025	March 31, 2024
Beginning balance	$-	-
Addition	17,708	-
Exchange difference	(25)	-
Ending balance	$17,733	-